SHARE CAPITAL (Details Narrative) - $ / shares	Sep. 30, 2025	Sep. 08, 2025	Jan. 23, 2025	Dec. 20, 2024
IfrsStatementLineItems [Line Items]
Number of shares outstanding		201,950,104
Par value per share			$ 0.00005	$ 2.17
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	410
Par value per share	$ 0.00005